Earnings per share (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share
Profit attributable to the equity shareholders of the Company	¥ 1,248,405	¥ 2,617,560	¥ 1,768,926	¥ 638,170
Less: Allocation of undistributed earnings to holders of unvested restricted shares			(424)	(1,576)
Profit used to determine basic earnings per share	¥ 1,248,405	¥ 2,617,560	¥ 1,768,502	¥ 636,594
Weighted-average number of ordinary (basic)
Number of weighted average ordinary shares outstanding	1,244,926,865	1,239,394,263	1,243,320,377	1,205,527,348